Significant Transactions (Details) - Schedule of preliminary fair values of assets acquired and liabilities - 365 Cannabis [Member] $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Significant Transactions (Details) - Schedule of preliminary fair values of assets acquired and liabilities [Line Items]
Cash	$ 527
Accounts receivable	486
Prepaid expenses and other current asset	261
Fixed Assets	93
Non-compete agreement	80
Acquired technology	1,040
Customer relationships	13,810
Acquired trade name	270
Goodwill	12,543
Accounts payable and accrued expenses	(826)
Deferred tax liabilities	(2,642)
Deferred revenue	(3,300)
Net assets acquired	$ 22,342